PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited)
1
Voya Solution Income Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 14 .8%
367,895  Schwab U.S. TIPS
ETF
$ 18,575,019
10 .3
106,085  Vanguard FTSE
Developed Markets
ETF
4,638,036
2 .6
61,949  Vanguard Long-Term
Treasury ETF
3,438,789
1 .9
Total Exchange-Traded
Funds
(Cost $27,371,394)
26,651,844
14 .8
MUTUAL FUNDS : 85 .2%
Affiliated Investment Companies : 85 .2%
774,668
(1)
Voya Global Bond
Fund - Class R6
5,360,704
3 .0
1,124,089
(1)
Voya High Yield Bond
Fund - Class R6
7,430,226
4 .1
5,167,615
(1)
Voya Intermediate
Bond Fund - Class R6
42,891,201
23 .8
396,588
(1)
Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
3,541,530
2 .0
375,947
(1)
Voya Multi-Manager
International Equity
Fund - Class I
3,428,636
1 .9
408,371
(1)
Voya Multi-Manager
International Factors
Fund - Class I
3,507,906
1 .9
204,991
(1)
Voya Multi-Manager
Mid Cap Value Fund
- Class I
1,775,224
1 .0
112,290
(1)
Voya Russell™ Large
Cap Growth Index
Portfolio - Class I
6,263,521
3 .5
1,823,304
(1)
Voya Short Term Bond
Fund - Class R6
16,737,934
9 .3
136,485
(1)
Voya Small Company
Fund - Class R6
1,816,611
1 .0
1,111,107
(1)
Voya U.S. High
Dividend Low Volatility
Fund - Class R6
10,899,961
6 .0
279,296
(1)
Voya U.S. Stock Index
Portfolio - Class I
4,516,218
2 .5
2,368,923  VY
®
BrandywineGLOBAL -
Bond Portfolio - Class I
20,917,589
11 .6
741,956  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
18,259,540
10 .1
189,325  VY
®
T. Rowe Price
Diversified Mid Cap
Growth Portfolio
- Class R6
1,753,151
1 .0
Shares Value
Percentage
of Net
Assets
MUTUAL FUNDS: (continued)
Affiliated Investment Companies: (continued)
59,621  VY
®
T. Rowe Price
Growth Equity Portfolio
- Class I
$ 4,506,170
2 .5
153,606,122
85 .2
Total Mutual Funds
(Cost $173,445,316)
153,606,122
85 .2
Total Long-Term
Investments
(Cost $200,816,710)
180,257,966
100 .0
Total Investments in
Securities
(Cost $200,816,710) $ 180,257,966 100 .0
Assets in Excess of
Other Liabilities 24,444 0.0
Net Assets $ 180,282,410 100.0
(1)
Investment in affiliate.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)
2
Voya Solution Income Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 26,651,844 $ — $ — $ 26,651,844
Mutual Funds 153,606,122 — — 153,606,122
Total Investments, at fair value $ 180,257,966 $ — $ — $ 180,257,966
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2023, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2022
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2023
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Global Bond Fund - Class R6
$ 6,301,508 $ 518,955 $ (1,617,829) $ 158,070 $ 5,360,704 $ 182,135 $ (428,885) $ —
Voya High Yield Bond Fund - Class
R6
4,163,256 4,638,002 (1,528,816) 157,784 7,430,226 339,003 (135,111) —
Voya Intermediate Bond Fund -
Class R6
50,768,216 9,259,389 (19,507,574) 2,371,170 42,891,201 1,341,926 (3,608,909) 115
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
4,211,066 2,325,037 (3,725,630) 731,057 3,541,530 — (596,271) —
Voya Multi-Manager International
Equity Fund - Class I
4,173,620 337,729 (1,242,224) 159,511 3,428,636 — 9,978 —
Voya Multi-Manager International
Factors Fund - Class I
4,186,466 199,506 (1,341,745) 463,679 3,507,906 — (179,194) —
Voya Multi-Manager Mid Cap Value
Fund - Class I
2,028,643 262,017 (648,943) 133,507 1,775,224 19 (141,910) —
Voya Russell™ Large Cap Growth
Index Portfolio - Class I
— 10,932,183 (5,270,333) 601,671 6,263,521 36,907 546,384 346,035
Voya Short Term Bond Fund -
Class R6
24,077,444 5,768,645 (13,970,046) 861,891 16,737,934 571,172 (948,674) —
Voya Small Company Fund - Class
R6
— 2,048,830 (262,663) 30,444 1,816,611 — 7,382 —
Voya U.S. High Dividend Low
Volatility Fund - Class R6
9,265,394 3,936,952 (2,349,309) 46,924 10,899,961 133,162 (423,142) —
Voya U.S. Stock Index Portfolio -
Class I
12,008,742 2,821,707 (10,546,630) 232,399 4,516,218 3,605 566,953 444,226
VY
®
BrandywineGLOBAL - Bond
Portfolio - Class I
28,568,674 3,012,245 (10,766,215) 102,885 20,917,589 511,342 (1,082,906) —
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
20,550,288 2,292,164 (4,564,743) (18,169) 18,259,540 17,273 38,916 1,876,552
VY
®
T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6
2,013,650 186,539 (1,084,686) 637,648 1,753,151 39 (464,429) 2,684
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
4,879,402 510,598 (3,435,145) 2,551,315 4,506,170 — (1,217,979) 75,458
$ 177,196,369 $ 49,050,498 $ (81,862,531) $ 9,221,786 $ 153,606,122 $ 3,136,583 $ (8,057,797) $ 2,745,070
The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)
3
Voya Solution Income Portfolio
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 1,157,880
Gross Unrealized Depreciation (21,716,624)
Net Unrealized Depreciation $ (20,558,744)